NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended	12 Months Ended
	Jul. 07, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jan. 30, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Short-Term Debt [Line Items]
Notes Payable		$ 908,460				$ 3,483,948	$ 3,502,347	$ 908,460
Accrued Liabilities, Current						$ 70,335	49,035		$ 70,335
Master Security Company [Member]
Short-Term Debt [Line Items]
Principal amount					$ 150,000
Term					21 months
Interest rate					4.00%
Periodic payment					$ 7,406
Notes Payable		$ 7,729					0	7,729
Secure Transportation Inc [Member]
Short-Term Debt [Line Items]
Interest rate		5.00%
Periodic payment		$ 1,900
Notes Payable		19,615					$ 0	$ 19,615
Lillian Flores [Member]
Short-Term Debt [Line Items]
Principal amount	$ 3,384,950
Interest rate	3.11%		45.00%
Notes Payable	$ 2,697,960
[custom:InitialPayment]	$ 686,990
SBA Loan [Member]
Short-Term Debt [Line Items]
Principal amount				$ 1,080,000
Expenses held in reserve				$ 312,339
Term				10 years
Interest rate is variable				prime rate plus 2.75%
Interest rate						10.75%	9.00%	4.01%
Notes Payable		888,845					$ 804,387	$ 888,845
Notes Payable						$ 804,387	$ 785,988
Debt Instrument, Interest Rate Terms				prime rate plus 2.75%
Secure Transportation Inc [Member]
Short-Term Debt [Line Items]
Principal amount		$ 21,500						$ 21,500